ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	¥ (117,000)	$ (16,487)	¥ 136,267	¥ (40,426)
Net cash used in investing activities
Net cash generated from/(used in) investing activities	105,653	14,880	(122,783)	52,101
Net cash generated from financing activities
Proceeds from issuance of ordinary shares				183,188
Proceeds from exercise of vested share options	5	1	5	3
Net cash generated from/(used in) financing activities	(71,674)	(10,094)	4,771	212,682
Effect of exchange rate changes on cash and cash equivalents	2,168	307	22,812	(6,063)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(80,898)	(11,394)	41,067	218,294
Cash, cash equivalents and restricted cash at beginning of the year	578,515	81,482	537,448	319,154
Cash, cash equivalents and restricted cash at end of the year	497,617	$ 70,088	578,515	537,448
Parent company | Reportable legal entity
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(103,250)		(11,752)	(15,728)
Net cash used in investing activities
Cash paid for investments in subsidiaries	(114,911)		(50,204)	(83,661)
Other investing activities	91,022		(91,022)
Cash repayment from Group companies	21,466		3,677
Net cash generated from/(used in) investing activities	(2,423)		(137,549)	(83,661)
Net cash generated from financing activities
Capital contribution and loans received from Group companies	80,000
Proceeds from issuance of ordinary shares				183,188
Proceeds from exercise of vested share options	5		5	3
Net cash generated from/(used in) financing activities	80,005		5	183,191
Effect of exchange rate changes on cash and cash equivalents	2,539		18,190	(4,291)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(23,129)		(131,106)	79,511
Cash, cash equivalents and restricted cash at beginning of the year	93,673		224,779	145,268
Cash, cash equivalents and restricted cash at end of the year	¥ 70,544		¥ 93,673	¥ 224,779